ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
ACCOUNTS RECEIVABLE, NET
Provisions for doubtful accounts of accounts receivable	$ 6,072,933	$ 601,350	$ 132,287